Financial Assets	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FINANCIAL ASSETS

NOTE 7 – FINANCIAL ASSETS

	Fair value
	As at December 31, 2021		As at December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Held-for-trading investments	$681	$-	$594,263	$-

The investments above include investments in quoted fixed income securities that offer the Company the opportunity for return through interest income and fair value gains. They have various fixed maturity and coupon rate. The fair values of these securities are based on closing quoted market prices on the last market day of the financial year.

Fair value of the Company’s financial assets and financial liabilities are measured at fair value on recurring quoted bid prices on an active market basis. All the available for sale financial assets are classified as Level 1 as described in the Company’s accounting policies.

During the quarter ended June 30, 2020, certain investments were disposed and the proceeds utilized to repay the Company’s loan in note 12 below